Goodwill and Other Intangible Assets - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	₨ 74,937.9		₨ 74,937.9		$ 1,083.5	$ 1,083.5
Amortization of intangible assets	1.0	$ 0.0	₨ 1.0	₨ 3.0
To be amortized during the twelve months ending March 31:
2020	0.0				0.0
2021	0.0				0.0
2022	0.0				0.0
2023	0.0				0.0
2024	₨ 0.0				$ 0.0